SHARE-BASED PAYMENT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 23, 2022	Mar. 28, 2021	Jun. 30, 2023	Aug. 16, 2022	Jun. 27, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period		10 years
Warrant convertible into common stock ratio	1.00%
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan		12.00%
Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized restricted share compensation costs related to equity			$ 0
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price					$ 11.00
Each warrant exercisable					1
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price					$ 10.00
Each warrant exercisable					1
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase				1,556,667	480,000
Warrants exercise price				$ 6.60	$ 0.10
Prefunded Warrants | Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase					1,600,000
Prefunded Warrants | Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase				1,556,667	1,600,000
Warrants exercise price				$ 6.00